UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
____________________________to_____________________________

Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Summit Issuer, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001831528
Central Index Key Number of issuing entity (if applicable): 0001831411
Central Index Key Number of underwriter (if applicable): [Not applicable]

Michael Rees
703-376-3700
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

EXHIBITS

Number Description

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 24, 2025, of Deloitte & Touche LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SUMMIT INFRASTRUCTURE HOLDINGS, LLC

Date: October 24, 2025

By:	/s/ Michael Rees
	Name:	Michael Rees
	Title:	Chief Financial Officer